CONVERTIBLE SENIOR NOTES, NET	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
CONVERTIBLE SENIOR NOTES, NET
NOTE 11     -     CONVERTIBLE SENIOR NOTES, NET

2025 Convertible notes

In October 2020, the Company issued $200,000 aggregate principal amount, 0% coupon rate, of Convertible Senior Notes due 2025 (the “2025 Convertible Notes”). The 2025 Convertible Notes mature on October 15, 2025 unless earlier repurchased or converted.

The Convertible Notes are convertible based upon an initial conversion rate of 13.4048 of the Company’s ordinary shares per $1,000 principal amount of Convertible Notes (equivalent to a conversion price of approximately $74.60 per ordinary share). The conversion rate is subject to adjustment upon the occurrence of certain specified events. The Convertible Notes are senior unsecured obligations of the Company.

The Convertible Notes will mature on October 15, 2025, (the "Maturity Date"), unless earlier repurchased, redeemed or converted. Prior to July 15, 2025, a holder may convert all or a portion of its Convertible Notes only under the following circumstances:

1.
During any calendar quarter commencing after the calendar quarter ending on March 31, 2021 (and only during such calendar quarter), if the last reported sale price of the Company’s ordinary shares for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day;

2.
During the five business day period after any 10 consecutive trading day period (“measurement period”) in which the trading price, determined pursuant to the terms of the Convertible Notes, per $1,000 principal amount of Convertible Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ordinary shares and the conversion rate on each such trading day;

3.
If the Company calls such Convertible Notes for redemption in certain circumstances, at any time prior to the close of business on the second scheduled trading day immediately preceding the redemption date; or

4.	Upon the occurrence of specified corporate events.

On or after July 15, 2025 until the close of business on the second scheduled trading day immediately preceding the Maturity Date, a holder may convert its Convertible Notes at any time, regardless of the foregoing circumstances.

Upon conversion, the Company can pay or deliver cash, ordinary shares or a combination of cash and ordinary shares, at the Company’s election.

The Company may not redeem the notes prior to October 20, 2023, except in the event of certain tax law changes. The Company may, at any time and from time to time, redeem for cash all or any portion of the notes, at the Company's option, on or after October 20, 2023, if the last reported sale price of the Company`s ordinary shares has been at least 130% of the conversion price then in effect for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period (including the last trading day of such period) ending on, and including, the trading day immediately preceding the date on which it delivers notice of redemption at a redemption price equal to 100% of the principal amount of the notes to be redeemed, (plus accrued and unpaid special interest (if any) to, but excluding, the redemption date).

Upon the occurrence of a Fundamental Change (as defined in the Indenture), holders may require the Company to repurchase for cash all or any portion of their Convertible Notes at a fundamental change repurchase price equal to 100% of the principal amount of the Convertible Notes, (plus accrued and unpaid special interest payable under certain circumstances set forth in the terms of the Convertible Notes (if any) to, but excluding, the fundamental change repurchase date). In addition, in connection with a make-whole fundamental change (as defined in the Indenture), or following the Company’s delivery of a notice of redemption, the Company will, in certain circumstances, increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or redemption, as the case may be.

During 2025, a principal amount of $181,495 Convertible Notes was converted into 2,432,803 Company’s ordinary shares at a conversion rate of 13.4048 and a cash payment of $7.

The net carrying amount of the liability is represented by the face amount of the notes, less total issuance costs, plus any amortization of issuance costs.

The net carrying amount of the 2025 Convertible Notes as of December 31, 2025 and December 31, 2024 are as follows:

	As of December 31,
	2 0 2 5	2 0 2 4
Principal amount	-	181,495
Unamortized issuance costs	-	(931)
Net carrying amount	-	180,564

Total issuance costs upon issuance were $6,412 and are amortized to interest expense using the effective interest rate method over the contractual term of the notes. Amortization of debt issuance costs related to the Convertible Notes amounted to $765, $1,280 and $1,284 for the years ended December 31, 2025, 2024 and 2023 , respectively.

2030 Convertible notes

In September 2025, the Company issued $750,000 aggregate principal amount, 0% coupon rate of Convertible Senior Notes due 2030 (the “2030 Convertible Notes”). The 2030 Convertible Notes mature on September 15, 2030, unless earlier repurchased or converted. The Company used a portion of the net proceeds from this offering to fund the cost of entering into the capped call transactions, described below.

The Convertible Notes are convertible based upon an initial conversion rate of 3.1234 of the Company’s ordinary shares per $1,000 principal amount of Convertible Notes (equivalent to a conversion price of approximately $320.16 per ordinary share). The conversion rate is subject to adjustment upon the occurrence of certain specified events. The Convertible Notes are senior unsecured obligations of the Company.

The Convertible Notes will mature on September 15, 2030, (the "Maturity Date"), unless earlier repurchased, redeemed or converted. Consequently, as of December 31, 2025, the Notes are classified as non-current liability. Prior to June 15, 2030, a holder may convert all or a portion of its Convertible Notes only under the following circumstances:

1.
During any calendar quarter commencing after the calendar quarter ending on December 31, 2025 (and only during such calendar quarter), if the last reported sale price of the Company’s ordinary shares for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day;

2.
During the five business day period after any 10 consecutive trading day period (“measurement period”) in which the trading price, determined pursuant to the terms of the Convertible Notes, per $1,000 principal amount of Convertible Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ordinary shares and the conversion rate on each such trading day;

3.
If the Company calls such Convertible Notes for redemption in certain circumstances, at any time prior to the close of business on the second scheduled trading day immediately preceding the redemption date; or

4.	Upon the occurrence of specified corporate events.

On or after June 15, 2030 until the close of business on the second scheduled trading day immediately preceding the Maturity Date, a holder may convert its 2030 Convertible Notes at any time, regardless of the foregoing circumstances.

Upon conversion, the Company can pay or deliver cash, ordinary shares or a combination of cash and ordinary shares, at the Company’s election.

The Company may not redeem the notes prior to September 20, 2028, except in the event of certain tax law changes. The Company may, at any time and from time to time, redeem for cash all or any portion of the notes, at the Company's option, on or after October 20, 2028, if the last reported sale price of the Company`s ordinary shares has been at least 130% of the conversion price then in effect for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period (including the last trading day of such period) ending on, and including, the trading day immediately preceding the date on which it delivers notice of redemption at a redemption price equal to 100% of the principal amount of the notes to be redeemed, (plus accrued and unpaid special interest (if any) to, but excluding, the redemption date).

Upon the occurrence of a Fundamental Change (as defined in the Indenture), holders may require the Company to repurchase for cash all or any portion of their Convertible Notes at a fundamental change repurchase price equal to 100% of the principal amount of the Convertible Notes, (plus accrued and unpaid special interest payable under certain circumstances set forth in the terms of the Convertible Notes (if any) to, but excluding, the fundamental change repurchase date). In addition, in connection with a make-whole fundamental change (as defined in the Indenture), or following the Company’s delivery of a notice of redemption, the Company will, in certain circumstances, increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or redemption, as the case may be.

The net carrying amount of the liability is represented by the face amount of the notes, less total issuance costs, plus any amortization of issuance costs.

The net carrying amount of the 2030 Convertible Notes as of December 31, 2025 are as follows:

As of December 31,
2 0 2 5
Principal amount	750,000
Unamortized issuance costs	(18,320)
Net carrying amount	731,680

Total issuance costs upon issuance were $19,551 and are amortized to interest expense using the effective interest rate method over the contractual term of the notes, which reflects 0.526% effective interest rate of the debt.  Amortization of debt issuance costs related to the Convertible Notes amounted to $1,231 for the year ended December 31, 2025.

As of December 31, 2025, the total estimated fair value of the 2030 convertible senior notes was approximately $ 936,270. The fair value of the convertible senior notes is considered to be Level 2 within the fair value hierarchy and was determined based on quoted price of the convertible senior notes in an over-the-counter market.

2030 Capped Calls

In connection with the issuance of the 2030 Convertible Notes the Company entered into privately negotiated capped call transactions (the “Capped Call Transactions”) with certain of the Initial Purchasers (or their affiliates) and other financial institutions (the “Option Counterparties”). The Capped Call Transactions cover, collectively, the number of the Company’s ordinary shares underlying the 2030 Convertible Notes, subject to anti-dilution adjustments substantially similar to those applicable to the Convertible Notes. The Company paid an aggregate amount of $51,826 for the Capped Call Transactions and $1,407 for issuance costs.

The Capped Call Transactions are expected generally to reduce the potential dilution to the ordinary shares upon any conversion of the 2030 Convertible Notes and/or offset any cash payments the Company could be required to make in excess of the principal amount upon conversion of the 2030 Convertible Notes in the event that the market price per share of the Company’s ordinary shares, as measured under the terms of the Capped Call Transactions, is greater than the strike price of the Capped Call Transactions (which initially corresponds to the initial conversion price of the 2030 Convertible Notes and is subject to certain adjustments under the terms of the Capped Call Transactions), with such reduction and/or offset subject to a cap based on the cap price of the Capped Call Transactions. The cap price of the capped call transactions is initially approximately $415.03 per share, which represents a premium of 75% over the last reported sale price of the Company’s ordinary shares of $237.16 on September 2, 2025, and is subject to certain adjustments under the terms of the Capped Call Transactions.

The 2030 Capped Call Transactions are separate transactions and are not part of the terms of the Convertible 2030 Notes. As the Capped Call Transactions are considered indexed to the Company's shares and are considered equity classified, they are not remeasured each reporting period and included as a reduction to additional paid-in-capital within shareholders’ equity.